BORROWINGS - Narrative (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2017 USD ($) credit_facility	Dec. 31, 2017 USD ($) credit_facility	Oct. 31, 2017 USD ($) credit_facility	Sep. 30, 2017 credit_facility	Aug. 31, 2017 USD ($)	Jun. 20, 2017 USD ($) credit_facility	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,265,000,000	$ 3,265,000,000					$ 1,551,000,000
Borrowings assumed in acquisitions		$ 1,714,000,000	$ 1,714,000,000
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | credit_facility		2	2	1	2		2
Term of borrowings		3 years	3 years
Credit facility, maximum borrowing capacity				$ 500,000,000
Brookfield Credit Agreements, $200 Million Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		$ 200,000,000	$ 200,000,000				$ 200,000,000
Brookfield Credit Agreements, $300 Million Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		300,000,000	$ 300,000,000				$ 300,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Term of borrowings			2 years
Extension period	1 year		1 year
Increase in borrowing capacity						$ 100,000,000
Credit facility, maximum borrowing capacity		$ 150,000,000	$ 150,000,000			$ 250,000,000
Revolving Credit Facility | Floating interest rate [member] | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.75%	2.75%
Revolving Credit Facility | Floating interest rate [member] | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.75%	1.75%
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,178,000,000	$ 1,178,000,000					$ 471,000,000
Borrowings assumed in acquisitions		$ 58,000,000	$ 58,000,000
Business services | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.00%	8.00%